Issued capital and reserves - Authorized capital, in number of shares (Details)	Dec. 31, 2025 category € / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised capital (in shares) | shares	6,659,905,825	398,622,649	421,418,563
Number of categories of authorized shares | category	1
Par value per share | € / shares	€ 0.01	€ 0.01